DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	$ (12,000)	$ 5,247
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	(16,090)	5,199
Cost of Sales
Derivative [Line Items]
Realized net gains (losses):	576	(900)
Unrealized net (losses) gains:	(973)	117
Other (Expense) Income, net
Derivative [Line Items]
Realized net gains (losses):	(161)	139
Unrealized net (losses) gains:	72	947
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	(9,185)	5,519
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0
Foreign currency forward contracts: | Cost of Sales
Derivative [Line Items]
Realized net gains (losses):	79	0
Foreign currency forward contracts: | Cost of Sales | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):	781	(701)
Foreign currency forward contracts: | Cost of Sales | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):	768	(199)
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized net (losses) gains:	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Unrealized net (losses) gains:	(197)	117
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Realized net gains (losses):	(1,052)
Unrealized net (losses) gains:	(891)	0
Foreign currency forward contracts: | Other (Expense) Income, net
Derivative [Line Items]
Realized net gains (losses):	0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):	0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):	0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized net (losses) gains:	0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Unrealized net (losses) gains:	0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Fair value hedges
Derivative [Line Items]
Realized net gains (losses):	(161)	139
Unrealized net (losses) gains:	72	947
Bunker fuel hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0
Bunker fuel hedges | Cost of Sales
Derivative [Line Items]
Unrealized net (losses) gains:	115	0
Bunker fuel hedges | Other (Expense) Income, net
Derivative [Line Items]
Unrealized net (losses) gains:	0	0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	(6,905)	(320)
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized net (losses) gains:	0	0
Interest rate swap contracts: | Other (Expense) Income, net
Derivative [Line Items]
Unrealized net (losses) gains:	$ 0	$ 0